INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Summary of U.S. and Non-U.S. components of Earnings (Loss) Before Income Tax Provision (Benefit)

U.S. and Non-U.S. components of Earnings (Loss) Before Income Tax Provision (Benefit):

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
U.S.	$(5.6)	$(119.3)	$(210.4)
Non-U.S.	(23.7)	43.0	(14.3)
Total	$(29.3)	$(76.3)	$(224.7)

Summary of Income Tax Provision (Benefit)

Income Tax Provision (Benefit):

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Current
U.S.	$1.5	$2.3	$3.4
Non-U.S.	36.5	60.0	36.3
Total current expense	38.0	62.3	39.7
Deferred
U.S.	(37.1)	(7.0)	14.2
Non-U.S.	8.3	(22.6)	(39.5)
Total deferred tax benefit	(28.8)	(29.6)	(25.3)
Income tax provision	$9.2	$32.7	$14.4

Summary of reconciliation of income taxes computed at Luxembourg's statutory income tax rate of 24.9% and our provision for income taxes

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Statutory provision (benefit)	$(7.3)	$(19.0)	$(56.0)
U.S. state income taxes, net of federal benefit	(9.7)	(3.1)	(1.8)
Foreign earnings taxed at different rates	2.8	2.7	11.9
Permanent differences	0.8	9.2	11.2
Share-based compensation	16.9	—	—
Net change in valuation allowance	(6.5)	(12.0)	2.2
Audit settlements and changes to unrecognized tax benefits	(10.3)	8.1	17.1
Deferred tax asset adjustments	5.2	11.7	16.9
Net change in estimate of prior period tax	(4.6)	2.8	10.1
Change in tax laws	14.5	23.4	(26.0)
Withholding taxes	8.8	5.4	4.7
Goodwill impairment	—	—	15.7
Other	(1.4)	3.5	8.4
Income Tax Provision	$9.2	$32.7	$14.4

Summary of Deferred Tax Balances

	Year Ended	Year Ended
	December 31,	December 31,
(in millions)	2020	2019
Deferred Tax Assets
Accruals not yet deductible for tax purposes	$82.1	$56.2
Net operating loss carryforwards	82.4	75.7
U.S., Non-U.S. and state tax credits	12.2	3.2
Employee benefit items	46.4	38.0
Intercompany losses	36.0	35.8
Intercompany interest	34.7	26.0
Lease liability	16.0	20.7
Other	8.4	7.6
Gross deferred tax assets	318.2	263.2
Less: Valuation allowance	(79.5)	(102.1)
Total deferred tax assets	238.7	161.1
Deferred Tax Liabilities
Depreciation and amortization	(33.7)	(26.3)
Unremitted foreign earnings	(1.1)	(1.7)
Intangibles	(324.4)	(291.4)
Other	—	(8.3)
Total deferred tax liabilities	(359.2)	(327.7)
Net deferred tax liability	$(120.5)	$(166.6)

Summary of activity related to our gross unrecognized tax benefits

The following table summarizes the activity related to our gross unrecognized tax benefits:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Balance at beginning of period	$74.9	$74.7	$47.7
Gross increases – tax positions in current period	—	2.2	48.1
Decreases from settlements with tax authorities	(13.2)	—	—
Lapse of statute of limitations	(1.6)	(2.0)	(21.1)
Balance at end of period	$60.1	$74.9	$74.7